Retirement Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Plan (Textual)
Defined benefit plan, description	The terms of the plan, the Company matches 100% of the first 3% of payroll contributed by the employee and 50% of the next 2% of payroll contributed by the employee to a maximum of 4% of an employee's payroll.
Defined contribution plan, administrative expense	$ 137,858	$ 64,690